United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08201

                 ALLIANCEBERNSTEIN GREATER CHINA `97 FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (SM)
       Investment Research and Management


AllianceBernstein Greater China '97 Fund

                                  International
                                    Regional

                                            Semi-Annual Report--January 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


    Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

February 19, 2005

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Greater China '97 Fund (the "Fund") for the semi-annual reporting period ended January 31, 2005.

Investment Objective and Policies
This open-end fund is a non-diversified management investment company that seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities issued by Greater China companies ("Greater China" refers to the People's Republic of China ("China"), the Hong Kong Special Administrative Region ("Hong Kong") and the Republic of China ("Taiwan")).

Investment Results
The table on page 3 shows the Fund's performance compared to its benchmark the Morgan Stanley Capital International (MSCI) Golden Dragon Index, as well as the Lipper China Region Funds Average (the "Lipper Average"), for the six- and 12-month periods ended January 31, 2005. The MSCI Golden Dragon Index is a composite index consisting of equity securities of companies based in China, Hong Kong and Taiwan. These are the countries in which the great majority of the Fund's securities are located. Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

During the six-month reporting period ended January 31, 2005, the Fund underperformed the MSCI Golden Dragon Index due mainly to its underweighted position in Taiwan. The Fund also underperformed the MSCI Golden Dragon Index during the 12-month period due mainly to the sharp correction of China-related securities during the first six-month period.

Market Review and Investment Strategy
The Greater China stock markets posted strong performances during the last six-month period ended January 31, 2005 with Taiwan leading performance, followed by Hong Kong and China. This was due to improving macro outlook and corporate results were in line with expectations.

The Fund held overweighted positions in the consumer discretionary, consumer staples, energy, and health care sectors and underweighted positions in the industrials, financials, information technology, telecommunication services and utilities sectors. The Fund's underweighted position in financials contributed positively while its underweighted position in information technology was the major detractor from performance.

In Memory
It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Greater China '97 Fund. Mr.

Michel served the interests of the Fund's shareholders for the last three years. His hard work, dedication and contributions to the Fund will be greatly missed.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 1

HISTORICAL PERFORMANCE



An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain perfor- mance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure
The unmanaged Morgan Stanley Capital International (MSCI) Golden Dragon Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is an aggregate of the MSCI Hong Kong Index, the MSCI China Index and the MSCI Taiwan at 65% Index (the MSCI Taiwan Index has an inclusion weight at 65% of its market capitalization in the MSCI Index series). The Lipper China Region Funds Average (the "Lipper Average") represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. For the six- and 12-month periods ended January 31, 2005, the Lipper Average consisted of 32 and 26 funds, respectively. These funds have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees. Investors cannot invest directly in an index or average, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk
Substantially all of the Fund's assets will be invested in Greater China (People's Republic of China (Mainland), Republic of China (Taiwan) and Hong Kong Special Administrative Region) company securities and is subject to greater risk than would a fund with a more diversified portfolio. Since the Fund invests in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

HISTORICAL PERFORMANCE
(continued from previous page)

                                          -------------------------------------
  THE FUND VS. ITS BENCHMARK                           Returns
  PERIODS ENDED JANUARY 31, 2005          -------------------------------------
                                               6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Greater China '97 Fund
   Class A                                     13.30%            -1.77%
--------------------------------------------------------------------------------
   Class B                                     12.88%            -2.43%
--------------------------------------------------------------------------------
   Class C                                     12.82%            -2.52%
--------------------------------------------------------------------------------
   Advisor Class                               13.36%            -1.51%
--------------------------------------------------------------------------------
  MSCI Golden Dragon Index                     16.07%             3.43%
--------------------------------------------------------------------------------
  Lipper China Region Funds Average            14.00%             2.83%
--------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 3

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2005
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
Class A Shares
1 Year                             -1.77%                    -5.95%
5 Year                              2.39%                     1.51%
Since Inception*                    3.04%                     2.44%

Class B Shares
1 Year                             -2.43%                    -6.33%
5 Year                              1.64%                     1.64%
Since Inception*                    2.26%                     2.26%

Class C Shares
1 Year                             -2.52%                    -3.49%
5 Year                              1.59%                     1.59%
Since Inception*                    2.21%                     2.21%

Advisor Class Shares
1 Year                             -1.51%
5 Year                              2.70%
Since Inception*                    3.33%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                       -0.64%
5 Year                                                        0.33%
Since Inception*                                              2.82%

Class B Shares
1 Year                                                       -1.07%
5 Year                                                        0.44%
Since Inception*                                              2.64%

Class C Shares
1 Year                                                        2.02%
5 Year                                                        0.42%
Since Inception*                                              2.61%




* Inception dates: 9/3/97 for Class A, B, C and Advisor Class shares. See Historical Performance disclosures on page 2.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning              Ending
                                            Account Value       Account Value     Expenses Paid
                                           August 1, 2004    January 31, 2005    During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                         $1,000             $ 1,133.02         $ 13.01
Hypothetical (5% return before expenses)       $1,000             $ 1,013.01         $ 12.28
-----------------------------------------------------------------------------------------------
Class B
Actual                                         $1,000             $ 1,128.75         $ 16.85
Hypothetical (5% return before expenses)       $1,000             $ 1,009.38         $ 15.90
-----------------------------------------------------------------------------------------------
Class C
Actual                                         $1,000             $ 1,128.15         $ 16.74
Hypothetical (5% return before expenses)       $1,000             $ 1,009.48         $ 15.80
-----------------------------------------------------------------------------------------------
Advisor Class
Actual                                         $1,000             $ 1,133.57         $ 11.13
Hypothetical (5% return before expenses)       $1,000             $ 1,014.77         $ 10.51
-----------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 2.42%, 3.14%, 3.12% and 2.07%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 5

PORTFOLIO SUMMARY
January 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $47.4







SECTOR BREAKDOWN*
  23.8% Finance
  12.0% Multi-Industry
  11.1% Basic Industry
  11.1% Technology
   9.6% Consumer Staples
   9.2% Transportation                              [PIE CHART OMITTED]
   9.1% Energy
   4.0% Consumer Services
   3.3% Capital Goods
   2.7% Utilities
   2.6% Healthcare
   1.5% Consumer Manufacturing





COUNTRY BREAKDOWN*
   80.3% Hong Kong
   17.2% Taiwan                                     [PIE CHART OMITTED]
    1.5% Canada
    1.0% Singapore





* All data are as of January 31, 2005. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.

   Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

TEN LARGEST HOLDINGS
January 31, 2005 (unaudited)


                                                                  Percent of
Company                                     U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
PetroChina Co., Ltd. Cl. H                 $   1,673,868                 3.5%
--------------------------------------------------------------------------------
CNOOC, Ltd.                                    1,590,405                 3.4
--------------------------------------------------------------------------------
Cheung Kong (Holdings), Ltd.                   1,467,135                 3.1
--------------------------------------------------------------------------------
Lifestyle International Holdings, Ltd.         1,460,238                 3.1
--------------------------------------------------------------------------------
Huaneng Power International, Inc. Cl. H        1,267,539                 2.7
--------------------------------------------------------------------------------
Cathay Financial Holding Co., Ltd.
   (common stock & GDR)                        1,264,357                 2.7
--------------------------------------------------------------------------------
Lianhua Supermarket Holdings, Ltd. Cl. H       1,141,861                 2.4
--------------------------------------------------------------------------------
Asustek Computer, Inc.                         1,057,337                 2.2
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.           1,040,649                 2.2
--------------------------------------------------------------------------------
China Shipping Development Co., Ltd. Cl. H     1,016,382                 2.1
--------------------------------------------------------------------------------
                                           $  12,979,771                27.4%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 7

PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-95.5%

Canada-1.4%
Sino Forest Corp. Cl. A(a)..................     200,000   $       670,572
                                                           ---------------
Hong Kong-76.7%
Air China, Ltd. Cl. H(a)....................     480,000           170,771
Aluminum Corp. of China, Ltd. Cl. H.........     800,000           441,000
Angang New Steel Co., Ltd. Cl. H............   1,000,000           545,892
Beijing Media Corp. Cl. H(a)................      27,500            75,978
Chen Hsong Holdings, Ltd. ..................     300,000           181,783
Cheung Kong (Holdings), Ltd. ...............     160,000         1,467,135
China Life Insurance Co., Ltd. Cl. H(a).....   1,500,000         1,001,917
China Mengniu Dairy Co., Ltd.(a)............     742,000           546,994
China Merchants Holdings International
   Co., Ltd. ...............................     500,000           982,269
China National Aviation Co., Ltd. ..........   2,500,000           547,828
China Oilfield Services, Ltd. Cl. H.........   2,500,000           834,338
China Resources Enterprise, Ltd. ...........     458,000           669,487
China Resources Power Holdings Co., Ltd. ...   1,200,000           577,377
China Shipping Development Co., Ltd. Cl. H..   1,200,000         1,016,382
China Telecom Corp., Ltd. Cl. H.............   1,474,000           550,395
China Travel International Investment Hong
   Kong, Ltd. ..............................   2,000,000           634,803
CNOOC, Ltd. ................................   3,000,000         1,590,405
COFCO International, Ltd. ..................     750,000           382,303
Dah Sing Banking Group, Ltd. ...............     200,000           380,774
Esprit Holdings, Ltd. ......................     100,000           578,230
Global Bio-chem Technology Group Co., Ltd. .     700,000           496,567
Guangdong Investment, Ltd. .................   1,500,000           471,102
Guangshen Railway Co., Ltd. Cl. H...........   1,200,000           483,252
Harbin Power Equipment Co., Ltd. Cl. H......   1,000,000           245,683
Hong Kong Exchanges & Clearing, Ltd. .......     200,000           498,906
Hongkong Land Holdings, Ltd. ...............     340,000           802,400
Hopewell Holdings, Ltd. ....................     320,000           808,228
HSBC Holdings Plc. .........................      23,200           384,855
Huaneng Power International, Inc. Cl. H.....   1,800,000         1,267,539
Industrial and Commercial Bank of China
   (Asia), Ltd. ............................     400,000           559,679
Jardine Matheson Holdings, Ltd. ............      30,000           492,000
JCG Holdings, Ltd. .........................     500,000           496,801
Kingdee International Software Group
   Co., Ltd.................................     400,000           103,771
Kingway Brewery Holdings, Ltd. .............   1,500,000           557,699
Li & Fung, Ltd. ............................     300,000           495,237
Lianhua Supermarket Holdings, Ltd. Cl. H....   1,000,000         1,141,861
Lifestyle International Holdings, Ltd. .....     949,000         1,460,238
Melco International Development, Ltd. ......     158,000           326,132


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Midland Realty (Holdings), Ltd. ............   1,600,000   $       779,887
NWS Holdings, Ltd. .........................     500,000           676,605
PetroChina Co., Ltd. Cl. H..................   3,000,000         1,673,868
Ping An Insurance (Group) Co. of China,
   Ltd. Cl. H(a)............................     277,500           460,727
Shandong Weigao Group Medical Polymer
   Co., Ltd. Cl. H..........................   6,980,000           732,462
Shun Tak Holdings, Ltd. ....................     942,000           863,161
Sinopec Shanghai Petrochemical Co.,
   Ltd. Cl. H...............................   1,300,000           474,556
Sinotrans, Ltd. Cl. H.......................     500,000           163,489
Skyworth Digital Holdings, Ltd. ............   2,000,000           139,745
Solomon Systech International, Ltd. ........   1,000,000           271,632
Swire Pacific, Ltd. Cl. A...................      20,500           160,942
Techtronics Industries Co., Ltd. ...........     220,000           491,842
Tong Ren Tang Technologies Co., Ltd. Cl. H..     300,000           692,317
TPV Technology, Ltd. .......................     500,000           307,677
Tsingtao Brewery Co., Ltd. Cl. H............     900,000         1,005,463
Weiqiao Textile Co., Ltd. Cl. H.............     360,000           547,092
Wing Hang Bank, Ltd. .......................      52,500           335,316
Wing Lung Bank, Ltd. .......................      40,000           281,149
Yantai North Andre Juice Co., Ltd. Cl. H....   3,900,000           470,006
Yanzhou Coal Mining Co., Ltd. Cl. H.........     500,000           711,887
Zhejiang Expressway Co., Ltd. Cl. H.........     400,000           285,024
ZTE Corp. Cl. H(a)..........................     168,800           544,279
                                                              ------------
                                                                36,337,137
                                                              ------------
Singapore-0.9%
Elec & Eltek International Co., Ltd. .......      73,000           205,130
Want Want Holdings, Ltd. ...................     245,000           231,721
                                                              ------------
                                                                   436,851
                                                              ------------
Taiwan-16.5%
Asustek Computer, Inc. .....................     390,000         1,057,337
AU Optronics Corp. .........................     379,000           580,439
Cathay Financial Holding Co., Ltd. .........     600,000         1,181,785
   GDR(b)...................................       4,200            82,572
Cheng Loong Co. ............................   1,483,200           584,016
Chinatrust Financial Holding Co., Ltd. .....     529,800           596,894
Chunghwa Telecom Co., Ltd. (ADR)............       4,100            88,765
Compal Electronics, Inc. ...................     107,160           101,146
Hon Hai Precision Industry Co., Ltd. .......     236,163         1,040,649
Jenn Feng Industrial Co., Ltd. .............     255,120           305,479
Mega Financial Holding Co., Ltd. ...........   1,000,000           665,291
Nan Ya Plastics Corp. ......................     424,947           626,670
Taiwan Semiconductor Manufacturing
   Co., Ltd. ...............................     260,107           433,658
Wan Hai Lines, Ltd. ........................     471,702           468,585
                                                              ------------
                                                                 7,813,286
                                                              ------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 9

                                                             U.S. $ Value
--------------------------------------------------------------------------------
Total Investments-95.5%
   (cost $36,859,150).......................               $    45,257,846
Other assets less liabilities-4.5%..........                     2,146,863
                                                           ---------------
Net Assets-100%.............................               $    47,404,709
                                                           ---------------



(a) Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the market value of this security amounted to $82,572 or 0.2% of net assets.


   Glossary of terms:
   ADR-American Depositary Receipt
   GDR-Global Depositary Receipt
   See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

STATEMENT OF ASSETS & LIABILITIES
January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $36,859,150)..   $    45,257,846
Cash....................................................           742,656
Foreign cash, at value (cost $993,941)..................           996,257
Receivable for investment securities sold...............           649,018
Receivable for capital stock sold.......................           147,584
                                                           ---------------
Total assets............................................        47,793,361
                                                           ---------------
Liabilities
Payable for capital stock redeemed......................            81,306
Payable for investment securities purchased.............            74,608
Advisory fee payable....................................            42,064
Distribution fee payable................................            26,921
Transfer agent payable..................................            13,843
Accrued expenses........................................           149,910
                                                           ---------------
Total liabilities.......................................           388,652
                                                           ---------------
Net Assets..............................................   $    47,404,709
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $         3,989
Additional paid-in capital..............................        39,884,919
Accumulated net investment loss.........................          (169,498)
Accumulated net realized loss on investment and
   foreign currency transactions........................          (715,459)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities..         8,400,758
                                                           ---------------
                                                              $ 47,404,709
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($18,942,862/1,555,722 shares of capital stock
   issued and outstanding)..............................           $12.18
Sales charge--4.25% of public offering price............              .54
                                                                   ------
Maximum offering price..................................           $12.72
                                                                   ------
Class B Shares
Net asset value and offering price per share
   ($13,901,854/1,192,531 shares of capital stock
   issued and outstanding)..............................           $11.66
                                                                   ------
Class C Shares
Net asset value and offering price per share
   ($12,385,793/1,065,493 shares of capital stock
   issued and outstanding)..............................           $11.62
                                                                   ------
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($2,174,200/175,411 shares of capital stock
   issued and outstanding)..............................           $12.39
                                                                   ------


See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 11

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $21,188).........................                    $       474,574
Expenses
Advisory fee...........................  $       183,328
Distribution fee--Class A..............           28,127
Distribution fee--Class B..............           68,507
Distribution fee--Class C..............           58,943
Custodian..............................           85,790
Transfer agency........................           79,749
Administrative.........................           42,000
Legal..................................           43,417
Registration...........................           37,046
Printing...............................           36,780
Audit..................................           23,637
Directors' fees........................            6,768
Miscellaneous..........................            2,792
                                         ---------------
Total expenses.........................          696,884
Less: expenses waived and reimbursed
   by the Adviser (see Note B).........          (52,791)
Less: expense offset arrangement
   (see Note B)........................              (21)
                                         ---------------
Net expenses...........................                            644,072
                                                           ---------------
Net investment loss....................                           (169,498)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............                           (520,190)
   Foreign currency transactions.......                             12,779
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................                          6,083,132
   Foreign currency denominated
      assets and liabilities...........                              3,473
                                                           ---------------
Net gain on investments and foreign
   currency transactions...............                          5,579,194
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $     5,409,696
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

STATEMENT OF CHANGES IN NET ASSETS



                                            Six Months
                                               Ended
                                            January 31,      Year Ended
                                               2005           July 31,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................     $   (169,498)    $  (318,383)
Net realized gain (loss) on investments
   and foreign currency transactions...         (507,411)      2,125,644
Net change in unrealized
   appreciation/depreciation of investments
   and foreign currency denominated
   assets and liabilities..............        6,086,605        (458,044)
                                            ------------     -----------
Net increase in net assets
   from operations........................     5,409,696         1,349,217
Dividends to shareholders from
Net investment income
   Class A.............................                -0-         (56,673)
   Class B.............................                -0-         (14,331)
   Class C.............................                -0-         (13,116)
   Advisor Class.......................                -0-          (5,465)
Capital Stock Transactions
Net increase (decrease)................         (952,764)       27,933,553
                                         ---------------   ---------------
Total increase.........................        4,456,932        29,193,185
Net Assets
Beginning of period....................       42,947,777        13,754,592
                                         ---------------   ---------------
End of period (including undistributed
   net investment loss of $169,498 and
   $0, respectively)...................  $    47,404,709   $    42,947,777
                                         ---------------   ---------------



--------------------------------------------------------------------------------
See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 13

NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Greater China '97 Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1997 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the prin-


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND cipal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 15

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

NOTE B
Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis to 2.50%, 3.20%, 3.20%, and 2.20% of average daily net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the six months ended January 31, 2005, such reimbursement amounted to $0.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From August 1, 2004 through September 6, 2004, such waiver amounted to $10,791. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2005, the Adviser voluntarily agreed to waive its fees for such services. Such waiver amounted to $42,000.


The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $41,515 for the six months ended January 31, 2005.

For the six months ended January 31, 2005, the Fund's expenses were reduced by $21 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,639 from the sale of Class A shares and received $-0-, $19,824 and $6,673 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2005.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 17

Brokerage commissions paid on investment transactions for the six months ended January 31, 2005, amounted to $56,661, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $2,212,195 and $835,604 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2005, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)............$    11,449,328   $    14,424,192
  U.S. government securities.............             -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation...........................   $     9,512,237
Gross unrealized depreciation...........................        (1,113,541)
                                                           ---------------
Net unrealized appreciation.............................   $     8,398,696
                                                           ---------------

Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Capital Stock
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:


              -------------------------------- ---------------------------------
                             Shares                       Amount
              -------------------------------- ---------------------------------
              Six Months Ended                  Six Months Ended
              January 31, 2005     Year Ended   January 31, 2005     Year Ended
                   (unaudited) July 31, 2004         (unaudited)  July 31, 2004
              -----------------------------------------------------------------
Class A
Shares sold            339,387      3,383,026    $   4,004,097    $  38,987,894
-------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends             -0-         3,929               -0-          44,053
-------------------------------------------------------------------------------
Shares converted from
Class B                 13,812         24,581          165,337          281,975
-------------------------------------------------------------------------------
Shares redeemed       (445,457)    (2,212,592)      (5,161,009)     (25,727,641)
-------------------------------------------------------------------------------
Net increase
   (decrease)          (92,258)     1,198,944    $    (991,575)    $ 13,586,281
-------------------------------------------------------------------------------
Class B
Shares sold             99,880      1,694,629    $   1,126,539     $ 17,996,666
-------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends             -0-           984               -0-          10,662
-------------------------------------------------------------------------------
Shares converted to
Class A                (14,425)       (25,516)        (165,337)        (281,975)
-------------------------------------------------------------------------------
Shares redeemed       (138,832)      (967,879)      (1,543,070)     (10,073,297)
-------------------------------------------------------------------------------
Net increase
   (decrease)          (53,377)       702,218    $    (581,868)    $  7,652,056
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 19

              -------------------------------- ---------------------------------
                             Shares                       Amount
              -------------------------------- ---------------------------------
              Six Months Ended                  Six Months Ended
              January 31, 2005     Year Ended   January 31, 2005      Year Ended
                   (unaudited) July 31, 2004         (unaudited)   July 31, 2004
              ------------------------------------------------------------------

Class C
Shares sold            149,419     1,778,712      $   1,710,426     $ 19,037,472
--------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends             -0-        1,019                 -0-          11,009
--------------------------------------------------------------------------------
Shares redeemed       (149,651)   (1,284,957)        (1,675,882)    (13,414,541)
--------------------------------------------------------------------------------
Net increase
   (decrease)             (232)      494,774      $      34,544     $ 5,633,940
--------------------------------------------------------------------------------
Advisor Class
Shares sold             71,272       247,363      $     847,288     $ 2,806,476
--------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends             -0-          217                 -0-          2,469
--------------------------------------------------------------------------------
Shares redeemed        (22,078)     (155,880)          (261,153)    (1,747,669)
--------------------------------------------------------------------------------
Net increase            49,194        91,700      $     586,135     $ 1,061,276
--------------------------------------------------------------------------------


NOTE F
Risks Involved in Investing in the Fund
Concentration of Risk--Investing in securities of foreign companies involves special risk which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

The Fund has invested approximately 77% of its net assets in Hong Kong equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Fund's portfolio due to this concentration.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2005.

NOTE H
Distributions to Shareholders
The tax character of distributions to be paid for the year ending July 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2004 and July 31, 2003 were as follows:

                                               2004             2003
                                         ---------------  ---------------
Distributions paid from:
   Ordinary income.....................  $        89,585  $        45,471
                                         ---------------  ---------------
Total taxable distributions............           89,585           45,471
                                         ---------------  ---------------
Total distributions paid...............  $        89,585  $        45,471
                                         ---------------  ---------------

As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $      (103,660)(a)
Unrealized appreciation/(depreciation).................         2,209,765(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $     2,106,105
                                                          ---------------

(a) On July 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $103,660 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. The Fund utilized $1,630,168 of capital loss carryforward during the year.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 21
an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement , please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 23

Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                         ----------------------------------------------------------------
                                                                     Class A
                                         ----------------------------------------------------------------
                                         Six Months
                                              Ended
                                        January 31,
                                               2005                      Year Ended July 31,
                                                      ---------------------------------------------------
                                        (unaudited)     2004       2003       2002       2001       2000
                                        -----------------------------------------------------------------
Net asset value,
   beginning of period.................    $10.75      $ 8.82     $ 7.55     $ 8.45    $ 10.34     $ 8.20
                                        -----------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(a)(b).................      (.02)       (.04)(c)    .04        .09       (.01)      (.04)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions........................      1.45        2.01       1.32       (.99)     (1.88)      2.18
                                        -----------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations..........................      1.43        1.97       1.36       (.90)     (1.89)      2.14
                                        -----------------------------------------------------------------
Less: Dividends
Dividends from
   net investment income...............        -0-       (.04)      (.09)        -0-        -0-        -0-
                                        -----------------------------------------------------------------
Net asset value,
   end of period.......................    $12.18     $ 10.75    $  8.82    $  7.55     $ 8.45     $10.34
                                        -----------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)...............     13.30%      22.30%     18.35%    (10.65)%   (18.28)%    26.10%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).....................   $18,943     $17,719     $3,958     $2,253     $2,039     $2,471
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements....................      2.42%(e)    2.38%      2.50%      2.50%      2.51%(f)   2.52%(f)
  Expenses, before waivers/
     reimbursements....................      2.65%(e)    2.94%      9.24%     10.82%      9.50%(f)   9.92%(f)
  Net investment
     income (loss)(b)..................      (.32)%(e)   (.37)%(c)   .58%      1.18%      (.09)%     (.42)%
Portfolio turnover rate................        25%         89%       102%        63%        64%       158%


See footnote summary on page 29.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 25



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                         ----------------------------------------------------------------
                                                                     Class B
                                         ----------------------------------------------------------------
                                         Six Months
                                              Ended
                                        January 31,
                                               2005                      Year Ended July 31,
                                                      ---------------------------------------------------
                                        (unaudited)     2004       2003       2002       2001       2000
                                        -----------------------------------------------------------------

Net asset value,
   beginning of period................     $10.33      $ 8.52     $ 7.30     $ 8.21     $10.13     $ 8.12
                                        -----------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(a)(b)................       (.06)       (.12)(c)   (.01)       .03       (.07)      (.11)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions.......................       1.39        1.95       1.27       (.94)     (1.85)      2.12
                                        -----------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations.........................       1.33        1.83       1.26       (.91)     (1.92)      2.01
                                        -----------------------------------------------------------------
Less: Dividends
Dividends from
   net investment income..............         -0-       (.02)      (.04)     -0-           -0-        -0-
                                        -----------------------------------------------------------------
Net asset value,
   end of period......................     $11.66     $ 10.33     $ 8.52     $ 7.30     $ 8.21     $10.13
                                        -----------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)..............      12.88%      21.41%     17.32%    (11.08)%   (18.95)%    24.75%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)....................    $13,902     $12,872     $4,632     $3,266     $3,234     $4,047
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements...................       3.14%(e)    3.18%      3.20%      3.20%      3.21%(f)   3.22%(f)
  Expenses, before waivers/
     reimbursements...................       3.37%(e)    3.79%      9.98%     11.56%     10.28%(f)  10.72%(f)
  Net investment
     income (loss)(b).................       1.07%(e)   (1.11)%(c)  (.11)%      .41%      (.81)%     1.13)%
Portfolio turnover rate...............         25%         89%       102%        63%        64%       158%


See footnote summary on page 29.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                         ----------------------------------------------------------------
                                                                     Class C
                                         ----------------------------------------------------------------
                                         Six Months
                                              Ended
                                        January 31,
                                               2005                      Year Ended July 31,
                                                      ---------------------------------------------------
                                        (unaudited)     2004       2003       2002       2001       2000
                                        -----------------------------------------------------------------
Net asset value,
beginning of period...................     $10.30      $ 8.50     $ 7.30     $ 8.21     $10.13     $ 8.11
                                        -----------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(a)(b)................       (.06)       (.12)(c)   (.01)       .04       (.08)      (.13)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions.......................       1.38        1.94       1.25       (.95)     (1.84)      2.15
                                        -----------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations.........................       1.32        1.82       1.24       (.91)     (1.92)      2.02
                                        -----------------------------------------------------------------
Less: Dividends
Dividends from
   net investment income..............         -0-       (.02)      (.04)        -0-        -0-        -0-
                                        -----------------------------------------------------------------

Net asset value,
   end of period......................     $11.62      $10.30     $ 8.50     $ 7.30     $ 8.21     $10.13
                                        -----------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)..............      12.82%      21.34%     17.05%    (11.08)%   (18.95)%    24.91%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)....................    $12,386     $10,978     $4,856     $1,302       $877     $1,372
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements...................       3.12%(e)    3.15%      3.20%      3.20%      3.21%(f)   3.22%(f)
  Expenses, before waivers/
     reimbursements...................       3.35%(e)    3.75%     10.19%     11.28%     10.13%(f)  10.01%(f)
  Net investment
     income (loss)(b).................      (1.07)%(e)  (1.07)%(c)  (.15)%     .50%       (.84)%    (1.31)%
Portfolio turnover rate...............         25%         89%       102%        63%        64%       158%


See footnote summary on page 29.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 27

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                         ----------------------------------------------------------------
                                                                   Advisor Class
                                         ----------------------------------------------------------------
                                         Six Months
                                              Ended
                                        January 31,
                                               2005                      Year Ended July 31,
                                                      ---------------------------------------------------
                                        (unaudited)     2004       2003       2002       2001       2000
                                        -----------------------------------------------------------------
Net asset value,
   beginning of period...............      $10.93      $ 8.94     $ 7.66     $ 8.53     $10.41     $ 8.24
                                        -----------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(a)(b)...............        (.02)       (.02)(c)    .08        .10        .06       (.02)
Net realized and unrealized
   gain (loss) on investment
   and  foreign currency
   transactions......................        1.48        2.05       1.31       (.97)     (1.94)      2.19
                                        -----------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations........................        1.46        2.03       1.39       (.87)     (1.88)      2.17
                                        -----------------------------------------------------------------
Less: Dividends
Dividends from
   net investment income.............          -0-       (.04)      (.11)        -0-        -0-        -0-
                                        -----------------------------------------------------------------
Net asset value, end of period ......      $12.39      $10.93      $8.94     $ 7.66     $ 8.53     $10.41
                                        -----------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d).............       13.36%      22.72%     18.55%    (10.20)%   (18.06)%    26.34%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...................      $2,174      $1,379       $309       $196       $386       $273
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements..................        2.07%(e)    2.14%      2.20%      2.20%      2.21%(f)   2.22%(f)
  Expenses, before waivers/
     reimbursements..................        2.29%(e)    2.71%      8.69%     10.57%      9.35%(f)   9.61%(f)
  Net investment
     income (loss)(b)................        (.30)%(e)   (.13)%(c)  1.14%      1.28%       .71%      (.15)%
Portfolio turnover rate..............          25%         89%       102%        63%        64%       158%


See footnote summary on page 29.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

(a) Based on average shares outstanding.

(b) Net of expenses waived/reimbursed by the Adviser.

(c) Net of expenses waived by the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e) Annualized.

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                              Year Ended July 31,
                          ---------------------------
                                 2001     2000
                          ---------------------------
  Class A...............        2.50%    2.50%
  Class B...............        3.20%    3.20%
  Class C...............        3.20%    3.20%
  Advisor Class.........        2.20%    2.20%


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 29

BOARD OF DIRECTORS



William H. Foulk, Jr.(1), Chairman
David H. Dievler(1)

OFFICERS

Marc O. Mayer, President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Matthew W. S. Lee(2), Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Principal Underwriter


AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036





(1) Member of the Audit Committee and the Governance and Nominating Committee.
(2) Mr. Lee is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS




--------------------------------------------------------------------------------
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
  Domestic
  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International
  All-Asia Investment Fund
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

--------------------------------------------------------------------------------
  Value Funds
  Domestic
  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid-Cap Value Fund**
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II




--------------------------------------------------------------------------------
We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 31

NOTES



--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GCFSR0105

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.



ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.          DESCRIPTION OF EXHIBIT

         11 (b) (1)           Certification of Principal Executive Officer
                              Pursuant to Section 302 of the Sarbanes-Oxley
                              Act of 2002

         11 (b) (2)           Certification of Principal Financial Officer
                              Pursuant to Section 302 of the Sarbanes-Oxley
                              Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China `97 Fund, Inc.

By:      /s/ Marc O. Mayer
         ------------------
         Marc O. Mayer
         President

Date:    March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ------------------
         Marc O. Mayer
         President

Date:    March 31, 2005

By:      /s/ Mark D. Gersten
         ------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    March 31, 2005